Description of Plan - Vesting (Details) - 401(k) Retirement Savings Plan	12 Months Ended
Dec. 31, 2025 item
Description of Plan
Vesting period	6 years
Retirement age	65 years
Minimum service hours for Plan eligibility	1,000
Minimum service period for Plan eligibility	12 months
Vesting percentage for first and second year
Description of Plan
Vested percentage	10.00%
Vesting percentage for next four years
Description of Plan
Vested percentage	20.00%